Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Percent of pre-tax income:
U.S. federal statutory income tax rate (as a percent)	34.00%	34.00%
Permanent Differences (as a percent)	(0.50%)	0.00%
State taxes, net of federal benefit (as a percent)	6.50%	6.60%
Research and development credit (as a percent)	1.90%	0.00%
Change in valuation allowance (as a percent)	(41.90%)	(40.60%)
Effective income tax rate (as a percent)	0.00%	0.00%
Operating loss carryforwards
Interest and penalties related to uncertain tax positions	$ 0	$ 0
Research and development credit retroactively reinstated	586,000
Research and development
Operating loss carryforwards
Uncertain tax positions	0
U.S. federal
Operating loss carryforwards
Net operating loss carryforwards	12,707,112	7,674,369
U.S. federal | Research and development
Operating loss carryforwards
Tax credit carryforwards	2,524,082	1,499,073
U.S. state
Operating loss carryforwards
Net operating loss carryforwards	12,721,173	7,688,430
U.S. state | Research and development
Operating loss carryforwards
Tax credit carryforwards	$ 420,974	$ 233,487